GOODWILL AND INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2017
GOODWILL AND INTANGIBLE ASSETS, NET
GOODWILL AND INTANGIBLE ASSETS, NET

9. GOODWILL AND INTANGIBLE ASSETS, NET

The changes in the carrying amount of goodwill are as follows:

	Search and Portal	E-commerce	Classifieds	Taxi	Experiments	Total	Total
	RUB	RUB	RUB	RUB	RUB	RUB	$
Balance as of January 1, 2016	1,802	106	4,885	224	1,564	8,581
Foreign currency translation adjustment	(145)	—	—	—	—	(145)
Balance as of December 31, 2016	1,657	106	4,885	224	1,564	8,436	146.5
Goodwill acquired	—	—	303	639	—	942	16.4
Foreign currency translation adjustment	(50)	—	—	—	—	(50)	(1.0)
Balance as of December 31, 2017	1,607	106	5,188	863	1,564	9,328	161.9

In the year ended December 31, 2015, the Company recorded goodwill impairment in the amount of RUB 576 related to the KinoPoisk acquisition in 2013 (included in Experiments) which is the amount by which the carrying value of goodwill exceeded its implied fair value. Goodwill impairment was a result of a combination of factors, including adverse changes in the business climate in Russia subsequent to the acquisition, higher than expected competition in the Russian online media services sector and the resulting decrease in the projected operating results. Fair value was determined using cash flow projections based on financial budgets covering a five-year period. The cash flows beyond that five-year period have been estimated based on sustainable long-term growth rates.

Goodwill is non-deductible for tax purposes for all business combinations completed in the years ended December 31, 2015, 2016 and 2017.

Intangible assets, net of amortization, as of December 31, 2016 and 2017 consisted of the following intangible assets:

	2016			2017
		Less:	Net		Less:	Net	Net
		Accumulated	carrying		Accumulated	carrying	carrying
	Cost	amortization	value	Cost	amortization	value	value
	RUB	RUB	RUB	RUB	RUB	RUB	$
Acquisition-related intangible assets:
Trade names and domain names	1,129	(285)	844	1,149	(406)	743	12.9
Customer relationships	854	(215)	639	905	(320)	585	10.1
Content and software	563	(398)	165	646	(468)	178	3.1
Workforce	276	(155)	121	276	(224)	52	0.9
Patents and licenses	52	(21)	31	52	(29)	23	0.4
Non-compete agreements	38	(31)	7	41	(24)	17	0.3
Total acquisition-related intangible assets:	2,912	(1,105)	1,807	3,069	(1,471)	1,598	27.7
Other intangible assets:
Technologies and licenses	7,046	(3,972)	3,074	7,473	(4,872)	2,601	45.2
Assets not yet in use	633	—	633	824	—	824	14.3
Total other intangible assets:	7,679	(3,972)	3,707	8,297	(4,872)	3,425	59.5
Total intangible assets	10,591	(5,077)	5,514	11,366	(6,343)	5,023	87.2

Amortization expenses of acquisition-related intangible assets for the years ended December 31, 2015, 2016 and 2017 were RUB 502, RUB 488 and RUB 379 ($6.6), respectively.

Amortization expenses of other intangible assets for the years ended December 31, 2015, 2016 and 2017 were RUB 1,092, RUB 1,464 and RUB 1,729 ($30.0), respectively.

Estimated amortization expense over the next five years and thereafter for intangible assets is as follows:

\
	Acquired	Other	Total
	intangible	intangible	intangible
	assets	assets	assets
	RUB	RUB	RUB	$
2018	360	1,137	1,497	26.0
2019	261	779	1,040	18.1
2020	233	454	687	11.9
2021	216	182	398	6.9
2022	213	49	262	4.5
Thereafter	315	—	315	5.5
Total	1,598	2,601	4,199	72.9